Cover	9 Months Ended
Sep. 30, 2021
Cover [Abstract]
Entity Registrant Name	BLOOMIOS, INC.
Entity Central Index Key	0001138608
Document Type	S-1/A
Amendment Flag	true
Entity Small Business	true
Amendment Description	Amendment
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	88-0488851
Entity Address Address Line 1	201 W Montecito Street
Entity Address City Or Town	Santa Barbara
Entity Address State Or Province	CA
Entity Address Postal Zip Code	93101
City Area Code	805
Local Phone Number	222-6330